Fair Value Measurement	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurement
13.	Fair Value Measurement

U.S. GAAP defines a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted process in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Company determines the fair values of its assets and liabilities that are recognized or disclosed at fair value in accordance with the hierarchy described below. The following three levels of inputs may be used to measure fair value:

•	Level 1—Quoted prices in active markets for identical assets or liabilities;

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Level 2—Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;

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Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include items where the determination of fair value requires significant management judgment or estimation.

The Company makes recurring fair value measurements of contingent liabilities arising from certain acquisitions using Level 3 unobservable inputs. These amounts relate to a change of control provision and expected earnout payments related to the number of existing point-of-sale merchants that convert to full acquiring merchants.

The contingent liability related to a change of control was measured on the acquisition date using a Monte Carlo simulation model based on expected possible valuations of the Company upon a change of control and is remeasured at each reporting date due to changes in management’s expectations regarding possible future valuations of the Company, including considerations of changes in results of the Company, guideline public company multiples, and expected volatility. The contingent liability related to change of control was settled for 915,503 shares of Class A common stock in conjunction with the IPO.

The contingent liabilities arising from expected earnout payments were measured on the acquisition date using a probability-weighted expected payment model and are remeasured periodically due to changes in management’s estimates of the number of existing point-of-sale merchants that will convert to full acquiring merchants. In determining the fair value of the contingent liabilities, management reviews the current results of the acquired business, along with projected results for the remaining earnout period, to calculate the expected earnout payment to be made using the agreed upon formula as laid out in the respective acquisition agreement. As of September 30, 2020, the majority of the contingent liabilities relate to earnout payments that are near the end of their earnout period. The Company estimated the remaining earnout liability as of September 30, 2020, which is comprised of (1) actual conversions during the third quarter 2020 that will be paid in the fourth quarter of 2020 and (2) an estimate of the earnout liability for the fourth quarter 2020 based on historical conversions. As of December 31, 2019, the earnout liabilities were discounted at a rate of 3.87% and the undiscounted estimated range of outcomes was between $1.5 million and $2.3 million.

Additional information regarding the contingent liabilities that are measured at fair value on a recurring basis is presented in the following tables:

	Fair value as of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingent liabilities related to change of control (a)	$30.4	$—	$—	$30.4
Contingent liabilities related to earnout payments (a)	1.9	—	—	1.9

Total contingent liabilities	$32.3	$—	$—	$32.3

	Fair value as of September 30, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingent liabilities related to earnout payments (a)	$0.9	$—	$—	$0.9

Total contingent liabilities	$0.9	$—	$—	$0.9

(a)	Included in “Accrued expenses and other current liabilities” on the unaudited Condensed Consolidated Balance Sheets.

The table below provides a reconciliation of the beginning and ending balances for the Level 3 contingent liabilities:

	Nine months ended September 30,
	2019	2020
Balance at beginning of period	$19.9	$32.3
Additions (a)	—	1.7
Cash payments made for contingent liabilities related to earnout payments	(2.3)	(2.3)
Contingent liabilities related to change of control settled with Class A common stock and restricted stock units	—	(23.2)
Fair value adjustments	15.0	(7.6)

Balance at end of period	$32.6	$0.9

(a)

During the three months ended March 31, 2020, certain employment compensation agreements were amended. Consequently, previously recorded deferred compensation liabilities of $1.9 million associated with these agreements, included within “Other noncurrent liabilities” on the unaudited Condensed Consolidated Balance Sheets at December 31, 2019, were derecognized and new liabilities of $1.7 million were recognized at fair value within “Other noncurrent liabilities” on the unaudited Condensed Consolidated Balance Sheets. These contingent liabilities were settled at the IPO for 89,842 restricted stock units.

Fair value adjustments are recorded within “General and administrative expenses” within the unaudited Condensed Consolidated Statements of Operations. There were no transfers into or out of Level 3 during the nine months ended September 30, 2020 and 2019.

Other financial instruments not measured at fair value on the Company’s Consolidated Balance Sheets at December 31, 2019 and September 30, 2020 include cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payable, and accrued expenses and other current liabilities as their estimated fair values reasonably approximate their carrying value as reported on the Consolidated Balance Sheets. The Company’s debt obligations are carried at their face value, which approximates fair value.